Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,286,907)	$ (1,714,109)
Items to reconcile net loss to net cash used in operating activities:
Amortization of debt discount	58,921	69,655
Shares issued for services	28,781	186,023
Impairment of licensing agreement	10,000	0
Prepayment penalty	0	30,000
Changes in operating assets and liabilities
(Increase) / decrease in accounts receivable	0	6,860
(Increase) / decrease in Inventory	142,202	(13,190)
(Increase) / decrease in prepaid expenses	2,638	290
Increase in accounts payable - Related party	145,781	74,758
Increase in accounts payable and accrued expenses	441,600	165,646
Net Cash Used in Operating Activities	(456,984)	(1,194,067)
CASH FLOWS FROM INVESTING ACTIVITIES
Net Cash Used in Investing Activities	0	0
CASH FLOWS FROM FINANCING ACTIVITIES
Payments on notes payable	0	(150,000)
Payments on convertible notes payable	0	(82,875)
Proceeds from notes payable related party	0	2,000
Proceeds from PPP loan	201,352	0
Proceeds from notes payable	150,000	150,000
Proceeds from convertible notes payable	0	337,500
Proceeds from Sale of stock	89,000	954,200
Net Cash Provided by Financing Activities	440,352	1,210,825
Increase (Decrease) in Cash	(16,632)	16,758
CASH AT BEGINNING OF PERIOD	16,884	126
CASH AT END OF PERIOD	252	16,884
Supplemental Information:
Interest Paid	0	0
Taxes	0	0
Supplemental Non-Cash Information:
Shares issued for commitment fees	20,000	20,000
Shares issued for stock payable	962,770	229,216
Shares issued for licensing contract	10,000	0
shares issued for note payable conversion	0	124,715
Forgiveness of RPT debt, interest, and AP	$ 439,545	$ 0